UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.        Name and address of issuer:

          Heritage Capital Appreciation Trust
          880 Carillon Parkway
          St. Petersburg, Fl  337l6


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2.        The name of each series or class of securities  for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):




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3.        Investment Company Act File Number:   811-4338


          Securities Act File Number:   2-98634


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4(a). Last day of fiscal year for which this Form is filed:

                August 31, 1999

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4(b).   /_/ Check  box if this  Form is being  filed  late  (I.E.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE:   IF  THE  FORM  IS  BEING  FILED  LATE,  INTEREST  MUST  BE  PAID  ON THE
REGISTRATION FEE DUE.


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4(c).    /_/  Check box if this is the last time the issuer  will be filing this
              Form.



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



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5. Calculation of registration fee:



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          (i)   Aggregate sale price of securities
                sold during the fiscal year pursuant to              $82,653,914
                section 24(f):                                       -----------

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          (ii)  Aggregate price of securities redeemed
                or repurchased during the fiscal year:     $24,693,950
                                                           -----------

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          (iii) Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable to the   $0
                Commission:                                          -

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          (iv)  Total available redemption credits [add
                Items 5(ii) and 5(iii):                              $24,693,950
                                                                     -----------

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          (v)   Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv) from            $57,959,964
                Item 5(i)]:                                          -----------

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          (vi)  Redemption  credits  available for use    $(0)
                in future years - if Item 5(i) is less      -
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:


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          (vii) Multiplier for determining registration
                fee (See Instruction C.9):                             x .000264
                                                                       ---------

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          (viii)  Registration fee due [multiply Item
                5(v) by Item 5(vii)] (enter "0" if no fee            =$15,301.43
                                                                       =========
                is due):

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6.        Prepaid Shares
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

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          0.

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7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's fiscal year
          (see Instruction D):
                                                                            +$0
                                                                              -
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8.        Total of the amount of the registration fee due plus any
          interest due plus any interest due [line 5(viii) plus line 7]:

                                                                     =$15,301.43
                                                                       =========
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9.        Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

                November 29, 1999

          Method of Delivery:

           /X/    Wire Transfer
           --

           /__/    Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*    /s/ Stephen G. Hill
                              ------------------------------
                              Stephen G. Hill
                              President
                              Heritage Capital Appreciation Trust


Date:       November 29, 1999


  *Please print the name and title of the signing officer below the signature.